INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Opening balance	$ 362	$ 322
Increase related to prior year tax positions	53	4
Increase related to current year tax positions	59	36
Closing balance	$ 474	$ 362